INTERIM CONDENSED STATEMENT OF CASH FLOWS - USD ($)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss for the period	$ (923,180)	$ (77,202)
Items not affecting cash
Shares issued for services	74,938	18,000
Interest on short term debt	8,567	0
Accretion expense	168,638	0
Financing fees	26,966	0
Gain on extinguishment of convertible debt	(36,731)	0
Loss on settlement of convertible debts	97,489	0
Changes in non-cash working capital items:
Accounts receivable	(1,300)	(150)
Prepaid expenses	(38,400)	0
Accounts payable and accrued liabilities	45,956	12,304
Due to related parties	(1,358)	1,358
Net cash used in operating activities	(578,415)	(45,690)
CASH FLOWS FROM INVESTING ACTIVITIES
Software	(54,250)	(18,250)
Net cash used in investing activities	(54,250)	(18,250)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from shares issued	1,149,798	145,812
Proceeds from issuance convertible debt	300,000	0
Repayment of convertible debt	(312,240)	0
Convertible debt issuance costs	(28,250)	0
Collection of subscription receivable	24,500	0
Net cash provided by financing activities	1,133,808	145,812
Net increase (decrease) in cash	501,143	81,872
Cash at beginning of the period	81,872	0
Cash at end of the period	583,015	81,872
Non-cash investing and financing activities:
Software included in accounts payable and accrued liabilities	0	3,250
Shares issued included in subscriptions receivable	10,500	24,500
Shares issued for prepaid expenses	75,062	0
Shares issued for settlement of debt	38,500	0
Shares issued with convertible debt	33,000	0
Equity portion of convertible debts	10,167	0
Warrants issued with convertible debt	$ 158,651	$ 0